Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member] Redeemable Restricted Common Stock [Member]	Common Stock [Member]	Retained Earnings [Member] Redeemable Restricted Common Stock [Member]	Retained Earnings [Member]	Redeemable Restricted Common Stock [Member]	Total
Balances (in shares) at Oct. 31, 2023		7,893,681
Balances at Oct. 31, 2023		$ 15,134,133		$ 9,587,711		$ 24,721,844
Share-based compensation, net (in shares)		326,663
Share-based compensation, net		$ 330,283				330,283
Net loss		$ 0		(4,210,211)		(4,210,211)
Balances (in shares) at Oct. 31, 2024		8,220,344
Balances at Oct. 31, 2024		$ 15,464,416		5,377,500		20,841,916
Share-based compensation, net (in shares)		7,527
Share-based compensation, net		$ 279,326				279,326
Net loss		$ 0		(1,454,854)		(1,454,854)
Issuance costs of redeemable common stock	$ 0		$ (92,483)		$ (92,483)
Increase to aggregate redemption value of redeemable common stock	$ 0		$ (3,066,950)		$ (3,066,950)
Balances (in shares) at Oct. 31, 2025		8,227,871
Balances at Oct. 31, 2025		$ 15,743,742		$ 763,213		$ 16,506,955